Shareholders' Equity - Regulatory Capital Requirements (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
The Company
Common Equity Tier 1 risk-based capital ratio:
Actual capital	$ 1,687,676	$ 1,710,147
Actual ratio	12.93%	14.30%
Capital adequacy guidelines ratio	4.50%	4.50%
Tier 1 risk-based capital ratio:
Actual capital	$ 1,687,676	$ 1,710,147
Actual ratio	0.1293	0.1430
Capital adequacy guidelines ratio	0.0600	0.0600
Total risk-based capital ratio:
Actual capital	$ 1,851,136	$ 1,848,581
Actual ratio	0.1419	0.1545
Capital adequacy guidelines ratio	0.0800	0.0800
Tier 1 leverage ratio:
Actual capital	$ 1,687,676	$ 1,710,147
Actual ratio	0.0928	0.1051
Capital adequacy guidelines ratio	0.0400	0.0400
The Bank
Common Equity Tier 1 risk-based capital ratio:
Actual capital	$ 1,625,478	$ 1,666,426
Actual ratio	12.46%	13.93%
Capital adequacy guidelines ratio	4.50%	4.50%
Categorized as well capitalized under prompt corrective action provisions ratio	6.50%	6.50%
Tier 1 risk-based capital ratio:
Actual capital	$ 1,625,478	$ 1,666,426
Actual ratio	0.1246	0.1393
Capital adequacy guidelines ratio	0.0600	0.0600
Categorized as well capitalized under prompt corrective action provisions ratio	0.0800	0.0800
Total risk-based capital ratio:
Actual capital	$ 1,788,904	$ 1,804,860
Actual ratio	0.1371	0.1509
Capital adequacy guidelines ratio	0.0800	0.0800
Categorized as well capitalized under prompt corrective action provisions ratio	0.1000	0.1000
Tier 1 leverage ratio:
Actual capital	$ 1,625,478	$ 1,666,426
Actual ratio	0.0894	0.1024
Capital adequacy guidelines ratio	0.0400	0.0400
Categorized as well capitalized under prompt corrective action provisions ratio	0.0500	0.0500